FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	$ 4,897	$ 4,923
Carrying amount [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	3,794	4,159
Carrying amount [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	852	754
Carrying amount [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	251	0
Carrying amount [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	10
Gross impairment [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	$ 0	$ 0